Impairment losses and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [abstract]
Schedule of goodwill impairment losses

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Jordan	—	(54)	(56)
Total of impairment of goodwill	—	(54)	(56)

Schedule of goodwill

(in millions of euros)	December 31, 2020			December 31, 2019	December 31, 2018
		Accumulated
		impairment
	Gross value	losses	Net book value	Net book value	Net book value
France	14,377	(13)	14,364	14,364	14,364
Europe	13,463	(3,951)	9,512	9,537	9,420
Spain	6,986	(114)	6,872	6,872	6,840
Romania	1,806	(570)	1,236	1,236	1,236
Slovakia	806	—	806	806	806
Belgium	1,049	(713)	336	350	298
Poland	2,672	(2,536)	136	140	111
Moldova	76	—	76	83	79
Luxembourg	68	(19)	50	50	50
Africa & Middle East	2,510	(1,066)	1,443	1,481	1,542
Burkina Faso	428	—	428	428	428
Côte d’Ivoire	417	(42)	375	375	375
Morocco	253	—	253	257	251
Sierra Leone	118	—	118	134	152
Jordan	257	(154)	103	112	163
Cameroon	134	(90)	44	44	44
Other	903	(781)	122	131	129
Enterprise	2,871	(647)	2,225	2,245	1,830
International Carriers & Shared Services	18	—	18	18	18
Mobile Financial Services	35	—	35	—	—
Goodwill	33,273	(5,678)	27,596	27,644	27,174

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2020	2019	2018
Gross value in the opening balance		33,579	32,949	32,687
Acquisitions		26	520	353
Disposals		—	(4)	(12)
Translation adjustment		(331)	111	(39)
Reclassifications and other items		—	3	(40)
Gross value in the closing balance		33,273	33,579	32,949
Accumulated impairment losses in the opening balance		(5,935)	(5,775)	(5,776)
Impairment	8.1	—	(54)	(56)
Disposals		—	4	12
Translation adjustment		257	(110)	45
Accumulated impairment losses in the closing balance		(5,678)	(5,935)	(5,775)
Net book value of goodwill		27,596	27,644	27,174

Schedule of the parameters used for the determination of recoverable amounts

						Belgium/
December 31, 2020	France		Spain	Poland	Enterprise	Luxembourg	Romania	Morocco
Basis of recoverable amount	Value in use					Fair value	Value in use
Source used	Internal plan					NA	Internal plan
Methodology	Discounted cash flow					NA	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	NA	2.3%	2.8%
Post-tax discount rate	5.5	% (1)	6.5%	7.3%	7.5%	NA	7.5%	7.3%
Pre-tax discount rate	7.4%		8.1%	8.5%	10.2%	NA	8.5%	8.6%
							Sierra
December 31, 2019	France		Spain	Poland	Enterprise	Belgium	Leone	Liberia

Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	0.5%	3.8%	3.8%
Post-tax discount rate	6.0	% (1)	7.3%	8.3%	7.5%	7.5%	13.0%	13.0%
Pre-tax discount rate	8.1%		9.1%	9.7%	10.0%	9.6%	15.9%	15.9%

December 31, 2018	France		Spain	Poland	Enterprise	Belgium	Romania	Egypt
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.0%	0.3%	0.5%	2.3%	4.0%
Post-tax discount rate	6.0	% (1)	7.0%	8.0%	7.5%	6.8%	8.3%	13.8%
Pre-tax discount rate	7.8%		8.8%	9.5%	10.2%	8.6%	9.3%	16.1%

(1)	The after-tax discount rate for France includes a corporate tax reduction of 25.82% by 2022.

Schedule of sensitivity analysis of recoverable amounts of cash generating unit

			Decrease in the discounted cash
	Increase in discount rate in order	Decrease in the perpetual growth	flows of the terminal value in
	for the recoverable amount to be	rate in order for the recoverable	order for the recoverable amount to
	equal to the net carrying value (in	amount to be equal to the net	be equal to the net carrying value
	basis points)	carrying value (in basis points)	(in %)
December 31, 2020
France	+141 bp	(124) bp	-28%
Spain	+1 bp	(1) bp	0%
Poland	+189 bp	(151) bp	-23%
Enterprise	+1,067 bp	(1,691) bp	-82%
Romania	+49 bp	(49) bp	-9%
Morocco	+354 bp	(433) bp	-53%
Belgium	NA	NA	NA

December 31, 2019
France	+252 bp	(243) bp	-34%
Spain	+54 bp	(63) bp	-11%
Poland	+200 bp	(178) bp	-24%
Enterprise	+1,130 bp	(1,783) bp	-74%
Belgium	+856 bp	(711) bp	-69%
Sierra Leone	+50 bp	(86) bp	-9%
Liberia	+83 bp	(154) bp	-15%

December 31, 2018
France	+347 bp	(399) bp	-48%
Spain	+144 bp	(173) bp	-26%
Poland	+354 bp	(312) bp	-33%
Belgium	+301 bp	(324) bp	-38%
Enterprise	+1,299 bp	(3,573) bp	-88%